Interest and UF Indexation Revenue and Expenses (Details) - Schedule of Interest Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest and UF Indexation Revenue and Expenses (Details) - Schedule of Interest Income [Line Items]
Interest revenue	$ 4,044,665	$ 4,466,881	$ 2,388,470
Interest expenses	(2,123,873)	(2,200,752)	(814,448)
Total net interest income	1,920,792	2,266,129	1,574,022
Interest [Member]
Interest and UF Indexation Revenue and Expenses (Details) - Schedule of Interest Income [Line Items]
Interest revenue	3,211,883	2,344,384	1,393,233
Interest expenses	(1,634,708)	(1,040,914)	(276,087)
Total net interest income	1,577,175	1,303,470	1,117,146
UF indexation [Member]
Interest and UF Indexation Revenue and Expenses (Details) - Schedule of Interest Income [Line Items]
Interest revenue	832,782	2,122,497	995,237
Interest expenses	(489,165)	(1,159,838)	(538,361)
Total net interest income	$ 343,617	$ 962,659	$ 456,876